Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During the second quarter of 2011, we sold GBC Fordigraph to The Neopost Group. The Australia-based business was formerly part of the ACCO Brands International segment and is included in the financial statements as discontinued operations. GBC Fordigraph represented $45.9 million in annual net sales for the year ended December 31, 2010. We received final proceeds of $52.9 million during 2011, inclusive of working capital adjustments and selling costs. In connection with this transaction, in 2011, the Company recorded a gain on sale of $41.9 million ($36.8 million after- tax).

Also included in discontinued operations are residual costs of our commercial print finishing business, which was sold during the second quarter of 2009. During the twelve months ended December 31, 2012, the Company recorded additional costs related to a legal settlement and to ongoing legal disputes of $2.0 million related to its former commercial print finishing business.

The operating results and financial position of discontinued operations are as follows:

(in millions, except per share data)	2012	2011	2010
Operating Results:
Net sales	$—	$19.9	$45.9
Income from operations before income taxes(1)	—	2.5	6.6
Gain (loss) on sale before income taxes	(2.1)	41.5	(0.1)
Provision (benefit) for income taxes	(0.5)	5.9	1.9
Income (loss) from discontinued operations	$(1.6)	$38.1	$4.6
Per share:
Basic income (loss) from discontinued operations	$(0.02)	$0.69	$0.08
Diluted income (loss) from discontinued operations	$(0.02)	$0.66	$0.08

(1)	During the fourth quarter of 2010, we completed the sale of a property formerly occupied by our commercial print finishing business, resulting in a gain on sale of $1.7 million.

Litigation-related accruals of $2.4 million and $1.1 million related to discontinued operations are included in other current liabilities as of December 31, 2012 and 2011, respectively. Of the $2.4 million accrued at December 31, 2012, $1.1 million was paid in January of 2013.